Investment in associates	12 Months Ended
Dec. 31, 2025
Investments in associates [Abstract]
Disclosure of investments in associates [Text Block]
3.5 INVESTMENTS IN ASSOCIATES
Due to their significance, the investments in 407 ETR (48.29%), IRB (19.86%), Private InvIT (23.99%) and JFK NTO (49%) are presented separately. The following tables show the main items that explain the variation in these investments:

2025 (Million euro)	407 ETR (48.29%)	IRB (19.86%)	Private InvIT (23.99%)	JFK (49%)	OTHER	TOTAL 2025
Balance at 12.31.24	778	315	704	1,006	220	3,023
Capital contribution	—	—	—	236	20	256
Share of profit/(loss)	217	25	(6)	4	18	258
Dividends	(452)	(2)	(5)	—	(33)	(492)
Foreign exchange differences	(90)	(50)	(108)	(128)	(9)	(385)
Derivatives	—	3	—	10	5	18
Net investment / (net disposals)	1,273	—	—	—	—	1,273
Other	(1)	—	6	—	(1)	4
Balance at 12.31.25	1,725	291	591	1,128	220	3,955

2024 (Million euro)	407 ETR (43.23%)	IRB (19.86%)	Private InvIT (23.99%)	JFK (49%)	OTHER	TOTAL 2024
Balance at 12.31.23	928	376	—	471	263	2,038
Capital contribution	—	—	710	469	13	1,192
Share of profit/(loss)	188	13	(8)	3	42	238
Dividends	(321)	(6)	(4)	—	(26)	(357)
Foreign exchange differences	(17)	16	6	54	1	60
Derivatives	—	(4)	—	9	15	20
Other	—	(80)	—	—	(88)	(168)
Balance at 12.31.24	778	315	704	1,006	220	3,023
During 2025, investments in associates increased by EUR 932 million on the back of the additional 5.06% stake acquired in 407 ETR (EUR 1,273 million), the capital contributions in JFK NTO Airport (EUR 236 million) and the share of these companies’ profits (EUR 258 million), highlighting results of 407 ETR (EUR 217 million), partially offset by the negative foreign exchange differences in Canada, India and the US (EUR -385 million).
3.5.1. Disclosures relating to 407 ETR
a. Balance sheet and income statement movements 2025 - 2024
These figures reflect the company's full balances and are presented in millions of Canadian dollars (details of the exchange rate used in 2025 for the balance sheet and the income statement figures are provided in Note 1.4).
Balance sheet December 31, 2025 and December 31, 2024

407 ETR (100%) (million CAD)	Dec. 2025	Dec. 2024	Var. 25/24
Non-current assets	4,602	4,594	8
Fixed assets in infrastructure projects	3,882	3,921	(39)
Non-current financial assets	673	611	62
Deferred taxes	47	62	(15)
Current assets	1,213	1,163	50
Short-term trade and other receivables	465	443	22
Cash and cash equivalents	748	720	28
Total assets	5,815	5,757	58
Equity	(6,890)	(6,199)	(691)
Non-current liabilities	11,962	11,309	653
Borrowings	11,383	10,716	667
Deferred taxes	579	593	(14)
Current liabilities	743	647	96
Borrowings	548	514	34
Short-term trade and other payables	195	133	62
Total liabilities	5,815	5,757	58
As mentioned above, Ferrovial completed the acquisition of an additional 5.06% stake in the Canadian highway from affiliates of AtkinsRéalis Group Inc. Ferrovial's total investment reached CAD 1.99 billion (EUR 1.3 billion), increasing its total ownership of the 407 ETR from 43.23% to 48.29%. As part of this acquisition, and in connection with the purchase price allocation exercise, the difference between the fair value of the 5.06% stake acquired and its carrying amount at the acquisition date (EUR 1.5 billion) was fully allocated as an intangible asset.
There follows a description of the main movements in 407 ETR’s balance sheet at December 31, 2025 compared to the previous year:
Equity
Equity fell by CAD -691 million with respect to the previous year, primarily due to the payment of CAD 1,500 million in dividends to shareholders, which was offset by the profit for the year of CAD 811 million.
The percentage share of the subsidiary’s shareholders’ funds does not reflect the consolidated carrying amount of the ownership interest, since the latter also includes the amount of the fair value remeasurement of the investment retained following the divestment of a 10% ownership interest in this company in 2010, recognized as an increase in the investment’s value, the goodwill that arose in 2009 as a result of the merger of the parent holding company of the group and the holding company that owned the stake in the concession, and also the 2025 impact as a consequence of an intangible asset recorded following the purchase price allocation exercise performed for the additional 5.06% stake acquisition mentioned above.
Therefore, in order to obtain the consolidated carrying amount at Ferrovial, it is necessary to increase the figure for 48.29% of shareholders’ funds presented above (CAD -3,327 million) by the amounts of the aforementioned gain and of the goodwill of 2010 and 2009 (CAD 3,816 million) and the intangible assets recognized in 2025 (CAD 2,289 million), reaching a total of CAD 2,778 million which, translated at the year-end exchange rate (EUR 1 = CAD 1.60998), is equivalent to the investment of EUR 1,725 million.
As shown in the table at the beginning of this note, the value of the interest in this company increased from EUR 778 million to EUR 1,725 million, mainly as a result of the additional 5.06% stake acquired (EUR 1,273 million), and the profit generated during the year (EUR 217 million for Ferrovial’s stake), which was partially offset by the dividend pay-out during the period (EUR -452 million) and the exchange rate impact (EUR -90 million).
Borrowings
Overall financial debt (short and long term) increased in relation to December 2024 by CAD 701 million due to issuance of new senior debt.
Income statement December 31, 2025 - December 31, 2023
The following table shows movements in 407 ETR’s income statement during the financial years ended December 31, 2025, December 31, 2024 and December 31, 2023:

407 ETR (100%) (million CAD)	Dec. 25	Dec. 24	Dec.23
Operating income	2,009	1,705	1,495
Operating expenses	(322)	(228)	(212)
Fixed asset depreciation	(110)	(106)	(97)
Operating profit/(loss)	1,577	1,372	1,187
Net financial income/(expense)	(472)	(429)	(412)
Profit/(loss) before tax	1,105	942	775
Corporate income tax	(294)	(250)	(208)
Net profit/(loss)	811	692	567
Profit/(loss) attributable to Ferrovial (million CAD)	351	299	245
Intangible asset amortization adjustment (CAD million)	(35)	(21)	(21)
Adjusted net profit/(loss) attributable to Ferrovial (million CAD)	316	278	225
Adjusted net profit/(loss) attributable to Ferrovial (million Euro)	213	188	154
It should be noted that the profit/(loss) attributable to Ferrovial also includes depreciation recognized over the concession term on the remeasurement recognized, following the loss of control of the company as a result of the above-mentioned 2010 sale and the purchase of the 5.06% stake in 2025.
3.5.2 Disclosures relating to JFK NTO LLC
On June 10, 2022, the agreement whereby Ferrovial invested in the capital of JFK NTO LLC, which will remodel, build, finance, operate and maintain the facilities of the New Terminal One at New York’s John F. Kennedy International (JFK) Airport, came into effect. Ferrovial holds a 49% indirect ownership interest in the project.
The shareholders made a commitment to inject share capital of USD 2,330 million, of which Ferrovial will contribute USD 1,142 million. At December 31, 2025, USD 2,180 million had been invested (USD 1,068 million relates to Ferrovial, of which USD 267 million (EUR 236 million) was invested in 2025).
Ferrovial agreed with the Carlyle Group to pay off an earn-out should Carlyle divest its outstanding 4% interest in Mars NTO LLC. This earn-out payment would be triggered if Carlyle were to transfer its stake either to a third party or to Ferrovial. This payment depends on the value creation from the project. An estimation of the earn-out payment was included in our valuation of the investment as presented in the 2022 financial statements. Any future changes in the valuation of the earn-out will affect our income statement.
The company's consolidated IFRS balance sheet is disclosed in the table below:
Balance sheet December 31, 2025 and December 31, 2024

JFK (100%) Million USD	Dec. 2025	Dec. 2024
Non-current assets	10,413	8,330
Intangible assets	10,410	8,067
Non-current financial assets	3	180
Long-term financial derivatives at fair value	—	83
Current assets	2,587	2,510
Debtors and other short-term accounts receivable	67	275
Cash and cash equivalents	611	251
Other short-term financial assets	1,909	1,984
Total assets	13,000	10,840
Equity	2,572	1,994
Share capital	2,180	1,635
Share of profit/(loss)	49	40
Other Comprehensive Income	343	319
Non-current liabilities	9,868	8,504
Bonds and debts - infrastructure projects	5,971	4,654
Other long-term debts	3,897	3,850
Current liabilities	560	342
Creditors and other short-term accounts payables	560	342
Total liabilities	13,000	10,840
JFK NTO's main assets and liabilities are described below:
•Intangible assets, which fundamentally comprise:
–Concession assets (USD 6,215 million in 2025 and USD 3,971 million in 2024), including all the expenses necessary to obtain the concession contract, as well as the project’s construction and development costs.
–Payments to the Port Authority (USD 4,195 million in 2025 and USD 4,096 million in 2024), reflecting the present value of the future payments, throughout the concession period, for the acquisition of the concession. Also, a liability of the same amount was initially recorded, corresponding to the value of the future payment obligations, under financial debt in non-current liabilities (“Other long-term debts”).
•Long-term borrowings (USD 5,971 million in 2025 and USD 4,600 million in 2024) explained mainly by:
–USD 2,000 million nominal amount of Munibonds issued on December 6, 2023. A portion of the issuance (USD 800 million) was insured by Assured Guaranty Municipal Corp. (“AGM”).
–USD 2,550 million nominal amount of green bonds issued on June 18, 2024. A portion of the issuance (USD 800 million) was insured by Assured Guaranty Municipal Corp. (“AGM”). The transaction achieved an all-in true interest cost of 4.65% at a weighted average maturity of 30 years.
–USD 1,367 million nominal amount of green bonds issued on July 16, 2025. A portion of the issuance (USD 600 million) was insured by Assured Guaranty Municipal Corp. (“AGM”). The transaction achieved an all-in true interest cost of 5.48% at a weighted average maturity of 28 years.
•Other short-term financial assets (USD 1,909 million in 2025 and USD 1,984 million in 2024) correspond to treasury bills, treasury notes and state and local government securities, aligned with the NTO reinvestment strategy, using the cash obtained from the above-mentioned bond issuance.
•In addition, JFK NTO contracted interest rate swaps (IRS) associated with the project's bank borrowings and future debt issuances, for a notional amount of USD 645 million in 2024, which have been treated as effective cash flow hedges and were cleared during 2025. During the year, there was an impact of USD 26 million on the company's reserves (EUR 10 million at Ferrovial's ownership interest).
•Equity (USD 2,572 million in 2025 and USD 1,994 million in 2024). Movements in equity are primarily explained by capital contributions under this same heading in the amount of USD 545 million and USD 26 million reflecting the effect on reserves of the change in market value of the derivative associated with current debt since the acquisition date.
3.5.3. Disclosures relating to IRB
As indicated in Ferrovial’s 2021 consolidated financial statements, the Group (through Cintra) acquired a 24.86% stake in the Indian listed company IRB Infrastructure Developers Ltd (IRB) on December 29, 2021. On June 11, 2024, Ferrovial, through its subsidiary Cintra, completed the sale of its 5% stake in IRB, so the actual stake in the company stood at 19.86%.
The price of IRB’s stock at December 31, 2025 was INR (Indian Rupee) 42.05 per share (57.24 at December 31, 2024).
The company's fiscal year runs from April through March. IRB’s latest available audited financial statements are dated March 2025. IRB contributed a profit of EUR 25 million to Ferrovial for the period from January to December 2025.
IRB only reports its consolidated balance sheet to the market at end-March and end-September. The balance sheet at December 2025 set out below is based on the balance sheet reported by IRB at September 2025, adjusted by (i) distributions to unit holders and results reported by IRB, excluding the impact of measuring at fair value through profit and loss account some investments that Ferrovial maintains as equity investments, and (ii) Ferrovial's purchase price allocation adjustments:

IRB (100%) Million INR	Dec. 25	Dec.24
Non-current assets	438,952	405,626
Current assets	55,198	46,158
Total assets	494,150	451,784
Equity	154,494	141,663
Non-current liabilities	300,191	273,464
Current liabilities	39,465	36,657
Total liabilities	494,150	451,784

Group's share in equity (19.86% and 24.86% post and pre-sale, respectively)	30,682	28,141
Group's share in equity (Million EUR)	291	315
The following table illustrates the summarized income statement as reported by IRB, excluding the impact of measuring at fair value through the profit and loss account, some investments that Ferrovial maintains as equity investments, and adjusted for Ferrovial's purchase price allocation adjustments:

IRB (100%) Million INR	Dec. 25	Dec.24
Revenue	66,460	72,806
Profit for the year (continuing operations)	12,363	5,096
Other comprehensive income	1,453	(1,440)
Total comprehensive income	13,816	3,656

Group's share in profits (19.86% and 24.86% post and pre-sale, respectively)	2,455	1,534
Group's share in profits (Million EUR)	25	13
3.5.4. IRB Infrastructure Trust (Private InvIT)
On June 13, 2024, Ferrovial, through its highway subsidiary Cintra, acquired a 23.99% stake in IRB Infrastructure Trust (Private InvIT), a subsidiary of IRB Infrastructure Developers (IRB), in which Ferrovial held a 19.86% ownership interest as mentioned previously. Considering the 51% indirect ownership interest which Ferrovial holds through the 19.86% stake in IRB, Ferrovial retains a total stake in Private InvIT of 34.1%.
Private InvIT held a portfolio of 14 highway concessions in India with a committed pipeline of one additional concession. This investment amounted to EUR 652 million (considering an exchange rate of 90.2 EUR/INR).
The consolidated IFRS balance sheet integrated by Ferrovial of Private InvIT is summarized in the table below.
Private InvIT only reports its consolidated balance sheet to the market at end-March and end-September. The balance sheet below for December 31, 2025 is based on the balance sheet reported by Private InvIT for September 2025; whereas the balance sheet below for December 2024 is based on the balance sheet reported by Private InvIT for September 2024. Both have been adjusted by (i) distributions to unit holders and results reported by Private InvIT for the last quarter of each period, and (ii) Ferrovial's purchase price allocation adjustments. The acquisition of 80.4% of the Ganga project is included in 2025, with an impact on non-controlling interests in 2025, since there was no detailed balance sheet information available in 2024.

Private InvIT (100%) Million INR	Dec.25	Dec.24	Fair Value recognized on acquisition Jun.24
Non-current assets	492,550	536,192	537,578
Current assets	67,837	15,719	13,799
Total assets	560,387	551,911	551,377
Equity attributable to shareholders	259,701	240,784	245,257
Equity	261,022	240,784	245,257
Non-current liabilities	285,844	297,474	294,852
Current liabilities	13,521	13,653	11,268
Total liabilities and equity	560,387	551,911	551,377

Group's share in equity (23.99%)	62,308	57,769	58,842
Group's share in equity (23.99%) Million EUR	591	646	652
Ganga Acquisition (Million EUR)	—	58	—
Group's share in equity including Ganga acquisition (23.99%) Million EUR	591	704	652
The following table illustrates the summarized income statement included in these audited consolidated accounts, which covers the 12 month-period from January 2025 to December 2025 for December 2025; and the 6 month-period from the acquisition to December 31, 2024 for December 2024, both as reported by Private InvIT and adjusted by Ferrovial's purchase price allocation adjustments:

Private InvIT (100%) Million INR	Dec.25	Dec.24
Revenue	64,345	22,040
Profit for the year (continuing operations)	(2,539)	(3,131)
Total comprehensive income	(2,539)	(3,131)

Group's share in loss (23.99%)	(609)	(751)
Group's share in loss (23.99%) Million EUR	(6)	(8)
3.5.5. Other disclosures relating to associates
a) Movements relating to the remaining associates
Appendix I to the 2025 consolidated financial statements includes a list of ownership interests in equity-accounted companies, including names, countries of incorporation, business segments, shareholding percentages, aggregate assets and liabilities, revenue and profit/(loss) for the year.
A summary is presented in the following table:

Million euro	2025	2024
Madrid Calle 30 and Empresa Mant. y Explotación M30	1	22
Riverlinx Limited – Silvertown Tunnel	60	65
Netflow OSARS (Western)	34	38
Ruta del Cacao	34	27
Sociedad Concesionaria Anillo Vial	29	14
Zero Bypass	21	13
FMM Company LLC	15	18
Nexus Infr. Unit Trust	9	10
Other	17	13
TOTAL	220	220
b) Other information
There are no significant restrictions on the capacity of associates to transfer funds to the parent company in the form of dividends, debt repayments or advances, other than such restrictions as might arise from the financing agreements of those associates or from their own financial position, and there are no contingent liabilities relating to associates that might ultimately be assumed by the Group.
There are no significant companies in which the ownership interest exceeds 20% that are not equity-accounted.
The guarantees provided by Group companies to equity-accounted companies are described in Note 6.5.2.